Exhibit 99.1    DISCLOSURES REQUIRED BY RULE 15GA-2 FOR JCIII & ASSOCIATES, INC.

CMLTI 2015-PS1

By

JCIII & Associates, Inc.

October 23, 2015

Project Scope and Procedures

(1)	Compliance Review

Review and methodology:

JCIII & Associates, Inc (JCIII) reviewed 1750 of the loans to determine, as applicable, to the extent possible and subject to the caveats below, whether the loan complies with the following items:

(I)	The applicable disclosure requirements provided under MDIA, the federal Truth in Lending Act ("TILA"), as amended by HOEPA, 15 U.S.C. § 1601 et seq., as implemented by Regulation Z, 12 C.F.R. Pat 226; (ii) Section 4 of the Real Estate Settlement Procedures Act ("RESPA"), 12 U.S.C. §2603, as implemented by Regulation X, 24 C.F.R. Part 3500; (iii) the disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution and associated regulations; and (iv) the disclosure requirements and prohibitions of the applicable state, county and municipal laws and ordinances that were enacted to combat predatory lending; and
(II)	Federal Truth in Lending Act/Regulation Z
a.	A review of the material compliance disclosures set forth in the Truth in Lending Disclosure and the Notice of Right to Cancel, if applicable; and
b.	A review and comparison of the initial and final TIL and re-disclosed TILs with a report outlining any TILA violations. Review included test for compliance with timing requirements (delivery, re-disclosure, and waiting period), a re-calculation of disclosed finance charge, APR, amount financed and total payments, and a review to ensure disclosure differences in disclosed and calculated APR and finance charge were within the permitted tolerances under Regulation Z and commentary, principal and interest calculations and when applicable, compliance with the TILA Rate/Payment Summary table disclosure requirements under the MDIA, as well as proper and timely receipt and execution on the TIL by all required parties; and
c.	A review of the Notice of Right to Cancel: Review included a verification that the correct applicable model form is used, verification of the transaction date and expiration date, ensuring accuracy, completeness, and proper execution of the Notice of Right to Cancel by all required parties, verifying the disbursement date and determined if a full three business day rescission period was adequately provided to the borrower(s); and
d.	Section 32/HOEPA
i.	APR Test
ii.	Points and Fees Test

JCIII & Associates, Inc. releases this information as confidential and proprietary and is for the exclusive possession of the recipient.

Address: 5120 W. Waters Ave. Tampa, FL 33634         Telephone:  (813) 569-1833         Fax: (813) 354-2488

iii.	Review and verification of compliance with applicable Section 32 disclosures and provisions, when necessary; and
e.	Section 35/HPML
i.	APR Test
ii.	Review and verification of compliance with applicable HPML provisions including but not limited to prepayment penalty restrictions, ability to repay, and escrow account and appraisal requirements, as applicable; and
f.	A review of the compliance with the Loan Originator and Compensation rule as it pertains to anti-steering disclosures, provisions, restrictions on loan originator compensation, and disclosure of company and loan originator name and NMLS ID# on the credit application, Note or loan contract, and security instrument.
(III)	RESPA/Regulation X

Each mortgage loan was reviewed to ensure compliance with the January 1st 2010, or the most current, amendments to Regulation X. The RESPA/Regulation X review consisted of the following:

a.	Good Faith Estimate / GFE: Confirmed the presence of the current GFE form in effect at the time of origination. Verified the initial GFE was provided to the borrower(s) within three business days of application. Review included verification that correct form was used, all fees were accurately disclosed on the GFE and were reflected in the proper locations on the document. In addition, each GFE in file was reviewed for completeness and compliance with the requirements under the Reg. X, GFE instructions, and RESPA FAQs, as amended. If there are multiple GFEs in file, each subsequent GFE was reviewed as outlined above and for timely delivery, and review for evidence of borrower requested change or documented and acceptable changed circumstance for any changes in loan terms, rate or increase in settlement fees above the permitted tolerances under RESPA; and
b.	Written List of Service Providers: Reviewed to determine presence of a settlement service provider list when applicable
c.	Final HUD-1/A Settlement Statement: Confirmed compliance with the current RESPA requirements in effect as of origination of the Mortgage Loan including: that the current applicable HUD-1/A form was provided and properly completed and all required information were disclosed in the appropriate section as set forth in Reg X and HUD-1 Instructions; and
d.	GFE and Final HUD Comparison/Tolerance Tests: Confirmed compliance with the current RESPA requirements in effect as of origination of the Mortgage Loan including: review of all fees subject to tolerances from the last binding GFE provided to the borrower against charges on HUD to ensure that any increases in fees were within the permitted tolerances. Confirmed the loan terms and fees disclosed on the third page of the HUD accurately reflected how they were disclosed on the GFE and how the loan closed. Reviewed any attempt to cure a RESPA violation due to disclosed fees being outside of applicable tolerances to ensure that either the proper reimbursement was made or a new HUD-1 was provided and that it was done within the required 30 day window; and
(IV)	Additional Regulation X Disclosures and Requirements
a.	Servicing Transfer Disclosure
i.	Confirm the presence of the Servicing Transfer Disclosure form in file
ii.	Verify the Servicing Transfer Disclosure was provided to the borrower(s) within three business days of application
b.	Special Information Booklet

JCIII & Associates, Inc. releases this information as confidential and proprietary and is for the exclusive possession of the recipient.

Address: 5120 W. Waters Ave. Tampa, FL 33634         Telephone:  (813) 569-1833         Fax: (813) 354-2488

i.	Confirm the presence of the Special Information Booklet in file on Purchase and Construction (Construction to Perm loans) loans
ii.	Confirm the Special Information Booklet provided within three business days of application
c.	Affiliated Business Disclosure
i.	Confirm the presence of the Affiliated Business Disclosure in file in the event the lender has affiliated business arrangements
ii.	Confirm the Affiliated Business Disclosure provided within three business days of application
iii.	Confirm the Affiliated Business Disclosure is executed
d.	Initial Escrow Disclosure Statement
i.	Confirm the presence of the Initial Escrow Disclosure Statement in file
ii.	Confirm the Initial Escrow Disclosure Statement was provided at closing or within 45 days after settlement
(V)	NMLS Information Disclosure under The Secure and Fair Enforcement for Mortgage Licensing Act (SAFE Act)
a.	For loans with application taken on or after 7/28/10: Verified that originator and the origination institution NMLS numbers are printed on the credit application, and capturing the NMLS ID number(s) disclosed.
b.	For loans with application taken on or after 1/1/11: Verify that originator and the origination institution NMLS numbers are printed on the credit application, and capturing the NMLS ID number(s) disclosed. In addition, confirmed status of origination institution NMLS numbers and report any inactive, expired, suspended, or invalid licenses as well as other derogatory information found during validation of license status through the NMLS website.
(VI)	State and Local Anti-Predatory Regulations
•	Arkansas Home Loan Protection Act, Ark. Stat. Ann. § 23-53-101 et seq.
•	California Anti-Predatory Lending Statute, Cal. Fin. Code § 4970 et seq.
•	Colorado Consumer Equity Protection Act, Colo. Rev. Stat. § 5-3.5-101 et seq. and as amended by Senate Bill 216 (2007) and House Bill 1322 (2007).
•	Connecticut Abusive Home Loan Lending Practices Act, Conn. Stat. Ann. §36a-746 et seq. and the Responsible Lending and Economic Security Act, Conn. House Bill 5577 (2008).
•	Connecticut Conn. Gen. Stat. Section 36a-760 through 36a-760j
•	Conn. Gen. Stat. Section 36a-498a (1st lien); Conn. Gen. Stat. Section 36a-521 (junior lien)
•	District of Columbia Home Loan Protection Act of 2002, D.C. Official Code § 26-1151.01 et seq., as implemented by 20 D.C. Municipal Reg. § 2000.1 et seq. as well as DC Mortgage Disclosure Act of 2007.
•	Florida Fair Lending Act, Fla. Stat. Ann. § 494.0078 et seq.
•	Georgia Fair Lending Act, Ga. Stat. Ann. § 7-6A-1 et seq. (as originally enacted by House Bill 02-1361 and as modified by Senate Bill 03-53)
•	Idaho Residential Mortgage Practices Act, Idaho Code § 26-3101 et seq.
•	Illinois High Risk Home Loan Regulations, 38 III. Admin. Code § 345.10 et seq.
•	Illinois High Risk Home Loan Act, Public Act. 93-0561 (2003).

JCIII & Associates, Inc. releases this information as confidential and proprietary and is for the exclusive possession of the recipient.

Address: 5120 W. Waters Ave. Tampa, FL 33634         Telephone:  (813) 569-1833         Fax: (813) 354-2488

•	City of Chicago, Illinois, Anti-Predatory Lending Ordinance, Chicago Municipal Code, §§ 2-32-440; 2-32-455; 2-92-325; 4-4-155; 8-4-325.
•	Cook County, Illinois, Anti-Predatory Lending Ordinance, Ordinance No. 240864 (2001) as amended by Illinois SB 1167 (2007).
•	Indiana Home Loan Practices Act, Ind. Code § 24-9-1 et seq.
•	Section16a-3-308a of the Kansas Consumer Credit Code, Kan. Stat. Ann. §16a-l-101 et seq.16.
•	Kentucky Anti-Predatory Lending Statute, Ky. Rev. Stat. § 360.100 et seq. and as amended by Kentucky House Bill 552 (2008).
•	Maine, An Act to Enhance Consumer Protections in Relation to Certain Mortgages, 9A Me. Rev. Stat. Ann. §§ 8-103(1); 8-206(8); 8-206A and Maine Legislative Document 1869 (2007).
•	Maryland Commercial Law, Mary. Stat. Ann. §§ 12-124.1; 12-127; 12-409.1; 12-1029 and as amended by
•	Maryland Senate Bill 270 (2008) and Maryland Regulations under the Maryland Mortgage Lender Law (2009).
•	Massachusetts High Cost Mortgage Regulations, 209 CMR § 32.32 et seq. including MA House Bill 4387(2008) 20. Massachusetts Predatory Home Loan Practices Act, M.G.L. Chapter 183(C).
•	Massachusetts "Borrower's Interest" Standard, M.G.L. Chapter 183, §28C.
•	Michigan Consumer Mortgage Protection Act, Mich. Stat. Ann. § 445-1631 et seq.
•	Minnesota Mortgage Originator and Service Licensing Act, § 58.137 et al. (S.F. 2988 (2002) and as amended by House File 1004 and SF 98 (2007) and SF 3154 and 3214 (2008).
•	Nebraska Mortgage Bankers Registration and Licensing Act, Neb. Stat.§ 45-702 et seq.
•	Nevada Anti-Predatory Lending Law, Nev. Rev. Stat. § 598D.010 et seq. and as amended by AB 440.
•	New Jersey Home Ownership Security Act of 2002, NJ Stat. Ann. § C:46:l OB-22 et seq.
•	New Mexico Home Loan Protection Act, N.M. Stat. Ann. § 58-21A-1 et seq. and as amended by Senate Bill 342 (2009).
•	New York High Cost Home Loan Regulations, 3 NYCCR Part 41 (2001).
•	New York High Cost Home Loan Act, N.Y. Bank. L. Ch. 626., as implemented by 3 NYCCR Part 41(2003) and as amended by Senate Bill 8143-A (2008).
•	North Carolina Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-1.1A to 24-10.2 and North Carolina
•	Amendments to Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-9; 24-l.l (E)(a); 24-10.2(a) and as amended by House Bill 1817 (2007).
•	Ohio Anti-Predatory Lending Statute, Ohio Rev. Code Ann. § 1.63 and as amended by S.B. 185.
•	City of Cleveland Heights, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 72-2003.
•	Oklahoma Anti-Predatory Lending Law, House Bill No. 1574 (2003).
•	Pennsylvania Consumer Equity Protection Act, 63 Pa. Cons. Stat. Ann. § 456.501 et seq.
•	City of Providence, Rhode Island Predatory Lending Ordinance, Ordinance No. 245, Chapter 2006-33 as amended.
•	Rhode Island Home Loan Protection Act, Chapter 25.2 of Title 34 of RI Gen. L. et seq., including the Emergency and Final Regulations.

JCIII & Associates, Inc. releases this information as confidential and proprietary and is for the exclusive possession of the recipient.

Address: 5120 W. Waters Ave. Tampa, FL 33634         Telephone:  (813) 569-1833         Fax: (813) 354-2488

•	South Carolina High-Cost and Consumer Home Loans Act, S.C. Code § 37-23-10 et seq.
•	South Carolina Consumer Protection Code, S.C. Code 37-1-101 et seq.
•	Tennessee Home Loan Protection Act of 2006, TN Code Annotated, Title 47 et seq.
•	Texas High-Cost Home Loan Statute, TX. Fin. Code Ann. § 343.201 et seq.
•	Utah Residential Mortgage Practices Amendments, Utah Code Ann. § 61- 2c-102 et seq.
•	Utah High Cost Home Loan Act, Utah Code § 61-2d-101 et seq.
•	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2.
•	Virginia Mortgage Lender and Broker Act (for loans originated prior to July 1, 2003), Va. Code Ann. §§ 6.1-413; 6.1-422, 6.1-428.
•	Virginia Mortgage Lender and Broker Act (for loans originated after July 1, 2003), Va. Code Ann. §§ 6.1-411; 6.1-422.1, 6.1-425.1; 6.1-425.2.
•	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2
•	Washington House Bill 2770, Mortgage Lending and Homeownership, Chapter 108, Laws of 2008.
•	Wisconsin Responsible High Cost Mortgage Lending Act, Wis. Stat. § 428.202.
•	West Virginia Residential Mortgage Lender, Broker and Servicer Act, W.Va. Code § 31-17-1 et seq.
(VII)	Federal and state specific late charge and prepayment penalty provisions.
(VIII)	Document Review

JCIII reviewed each loan file and verified if the following documents, if applicable, were included in the file and if the data on these documents were consistent:

•	Initial Application (1003)
•	Final Application (1003)
•	Note
•	Subordinate Lien Note
•	Appraisal
•	Title/Preliminary Title
•	Initial TIL
•	Final TIL
•	Final HUD
•	Initial and Final GFE’s
•	Change of Circumstance Documentation
•	Right of Rescission Disclosure
•	Mortgage/Deed of Trust
•	Mortgage Insurance
•	Tangible Net Benefit Disclosure
•	FACTA Disclosures
•	Certain other disclosures related to the enumerated tests set forth in section 7

Please be advised that JCIII did not make a determination as to whether the mortgage loans complied with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated above. There can be no assurance that the Review uncovered all relevant factors relating to the origination of the mortgage loans, their compliance with applicable law and regulation and the

JCIII & Associates, Inc. releases this information as confidential and proprietary and is for the exclusive possession of the recipient.

Address: 5120 W. Waters Ave. Tampa, FL 33634         Telephone:  (813) 569-1833         Fax: (813) 354-2488

original appraisals relating of the mortgaged properties or uncovered all relevant factors that could affect the future performance of the mortgage loans. Furthermore, the findings reached by JCIII are dependent upon its receiving complete and accurate data regarding the mortgage loans from loan originators and other third parties upon which JCIII is relying in reaching such findings.

Please be further advised that JCIII does not employ personnel who are licensed to practice law in the various jurisdictions, and the findings set forth in the reports prepared by JCIII do not constitute legal advice or opinions.  They are recommendations or conclusions based on information provided to JCIII.  All final decisions as to whether to purchase or enter into a transaction related to any individual mortgage loan or the mortgage loans in the aggregate, any investment strategy and any legal conclusions, including the potential liability related to the purchase or other transaction involving any such loan or loans, shall be made solely by the Client, or other agreed upon party, that has engaged JCIII to prepare its reports pursuant to its instructions and guidelines. Client, or other agreed upon party, acknowledges and agrees that the scoring models applied by JCIII are designed to identify potential risk and the Client, or other agreed upon party, assumes sole responsibility for determining the suitability of the information for its particular use.

Review Results and Notes – Compliance:

(1)	Type of assets that were reviewed.

JCIII performed certain due diligence services described below on 1750 loans. All of these loans were purchased by Citigroup Global Markets Reality Corp. (“Client”) in various bulk transactions. The loans are all seasoned and none of the loans have been modified. 52% of the loans in the pool are secured by single family detached residences. The loans were originated by multiple originators and have origination dates spanning 20 years. The reviews were conducted on behalf of Client from January 2013 to October 2015 via files imaged and provided by Client or its designee for review (the “Review”).

(2)	Sample Size of the assets reviewed.

JCIII did not perform sampling on the Review population. The Review originally consisted of additional loans within the bulk transactions.

Subsequent to the Review, Client reduced the population to be submitted for securitization for reasons unknown to JCIII. The data and summary below related to the Review reflect 1750 loans with an aggregate original principal balance of approximately $501,122,328.06.

(3)	Determination of the sample size and computation.

The Review was conducted on 100% of the final securitization population. Below is a breakdown by Review scope, as requested at time of the Review by Client:

•	Regulatory Compliance – 1750
•	Data Integrity – 1750
•	Payment History Review – 1750
•	Servicing Comment Review - 1750

JCIII & Associates, Inc. releases this information as confidential and proprietary and is for the exclusive possession of the recipient.

Address: 5120 W. Waters Ave. Tampa, FL 33634         Telephone:  (813) 569-1833         Fax: (813) 354-2488

(4)	Quality or integrity of information or data about the assets: review and methodology.

For each bulk transaction related to the Review JCIII compared applicable data fields on the bid tape provided by Client to the data found in the actual file as captured by JCIII. Client also engaged JCIII at the time of securitization to reconcile the data with the current servicer’s data tape.

(5)	Compliance Review Results Summary

Fitch Grade	# of Loans	Percentage of Loans
A	203	11.6%
B	1357	77.5%
C	186	10.6%
D	4	0.2%
Grand Total	1750	100%

S&P Grade	# of Loans	Percentage of Loans
RA	203	11.6%
RB	1045	59.7%
RC	498	28.5%
RD	4	0.2%
Grand Total	1750	100%

DBRS Grade	# of Loans	Percentage of Loans
A	203	11.6%
B	1045	59.7%
C	498	28.5%
D	4	0.2%
Grand Total	1750	100%

Moody’s Grade	# of Loans	Percentage of Loans
A	203	11.6%
B	1045	59.7%
C	498	28.5%
D	4	0.2%
Grand Total	1750	100%

Kroll Grade	# of Loans	Percentage of Loans
A	203	11.6%
B	1045	59.7%
C	498	28.5%
D	4	0.2%
Grand Total	1763	100%

JCIII & Associates, Inc. releases this information as confidential and proprietary and is for the exclusive possession of the recipient.

Address: 5120 W. Waters Ave. Tampa, FL 33634         Telephone:  (813) 569-1833         Fax: (813) 354-2488

Pursuant to the applicable NRSRO criteria, JCIII graded certain compliance exceptions as non-material based upon seasoning of the mortgage loan. Certain mortgage loans were seasoned beyond the applicable period under TILA in which affirmative claims could be brought by a consumer.  The time period is not limited for claims, other than rescission, which are raised as a defense to foreclosure. Information contained in any JCIII report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual loan.

Exception Summary:

Exception	Number of Loans	Percentage of Loans
Finance Charge underdisclosed >$35 for Refinance	163	9.3%
Finance Charge underdisclosed >$100 for Purchase	99	5.7%
HUD-1 Incomplete	77	4.4%
TIL Incomplete	54	3.1%
ROR Incomplete	30	1.7%
ROR Missing	27	1.5%
No tolerance fees increased at closing (Adjusted Origination Charges)	26	1.5%
Initial TIL Missing	20	1.1%
No tolerance fees increased at closing (Origination Charge)	20	1.1%
Increase in 10% tolerance fees exceeds 10%	17	1.0%
Initial TIL Date < 7 Days Prior to Origination Date	15	0.9%
No tolerance fees increased at closing (Credit or Charge for Interest Rate)	15	0.9%
Change date(s) in TIL rate/payment disclosure inaccurate	14	0.8%
No tolerance fees increased at closing (Transfer Taxes)	14	0.8%
ROR Incorrect Form - Lender to Lender Not On H9/G9	14	0.8%
TIL Missing	11	0.6%
APR Tolerance UnderDisclosed 0.125	10	0.6%
Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed)	10	0.6%
Rescission Period under 3 days	10	0.6%
State Late Charge Not Standard	8	0.5%
HUD-1 Estimated	7	0.4%
ROR Incorrect Form - Non Lender to Lender Not On H8/G8	6	0.3%
ROR Violation Funding date is prior to or equals the ROR End Date	5	0.3%
Note P&I Does Not Equal Final TIL P&I	4	0.2%
Incomplete TIL Rate/Payment Disclosure	3	0.2%
APR Tolerance UnderDisclosed 0.25	1	0.1%
Final TIL Date < 6 Days Prior To Origination Date (Irregular ARM)	1	0.1%
HUD-1 Missing	1	0.1%

JCIII & Associates, Inc. releases this information as confidential and proprietary and is for the exclusive possession of the recipient.

Address: 5120 W. Waters Ave. Tampa, FL 33634         Telephone:  (813) 569-1833         Fax: (813) 354-2488

Initial GFE Missing	1	0.1%
Initial TIL Incomplete	1	0.1%
Power of Attorney Missing	1	0.1%
TIL ARM Introductory Rate Disclosure inaccurate	1	0.1%
TIL ARM Introductory Rate Disclosure missing/incomplete	1	0.1%

(2)	Payment History Review

JCIII performed a review on 1750 loans utilizing payment history reports provided by the servicer of the loans. Using the MBA methodology, JCIII created a payment string using a 36 month look back as requested by Client. Of the 1750 loans that were reviewed, 1749 had complete 36 month payment histories provided. No material issues were noted within the payment history of the 1750 loan population.

(3)	Servicing Comment Review

JCIII performed a review on 1750 loans utilizing servicing comments provided by the servicer in order to provide a brief summary outlining current performance status, relative future/current risk such as hardship or life changes, possible servicer remedies, loss mitigation efforts, and modifications. Any issues are notated in the exception reporting and summaries.

Additional Loan Population Summary

Purpose	# of Loans	% of Loans
Purchase	763	43.6%
Rate/Term Refi	574	32.8%
Cashout Refi	405	23.1%
Construction To Perm	8	0.5%

Purpose	# of Loans	% of Loans
Single Family	910	52.0%
PUD Detached	328	18.7%
Low Rise Condo (<5 Floors)	226	12.9%
High Rise Condo (>8 Floors)	97	5.5%
PUD Attached	58	3.3%
2 Family	34	1.9%
Co-op	23	1.3%
3 Family	18	1.0%
Manufactured (Double-Wide)	15	0.9%
Mid Rise Condo (6-7 Floors)	14	0.8%
Townhouse	10	0.6%
Single Family Attached	9	0.5%

JCIII & Associates, Inc. releases this information as confidential and proprietary and is for the exclusive possession of the recipient.

Address: 5120 W. Waters Ave. Tampa, FL 33634         Telephone:  (813) 569-1833         Fax: (813) 354-2488

4 Family	6	0.3%
Condohotel	1	0.1%
Rowhouse	1	0.1%

Lien Position	# of Loans	% of Loans
First	1750	100.0%

Original Amortization Type	# of Loans	% of Loans
FIXED	1104	63.1
ARM	646	36.9

Overall Observations

For each bulk transaction that the loans in the securitization were part of, files were presented in a consistent and well organized order. Most files contained the vast majority of the documents required for review and were presented in a consistent and well organized stacking order.

JCIII & Associates, Inc. releases this information as confidential and proprietary and is for the exclusive possession of the recipient.

Address: 5120 W. Waters Ave. Tampa, FL 33634         Telephone:  (813) 569-1833         Fax: (813) 354-2488